Restricted Stock Plan - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2008	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award Contractual Period			9 years 6 months
Maximum number of shares shares base stock option award granted to per employee	25,000	25,000
Stock option awards vest period			9 years 3 months
Allocated Share-based Compensation Expense			$ 287,000	$ 163,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			60,000	55,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan	$ 1,917,544		$ 1,917,544	$ 728,000
Total unrecognized compensation cost related to nonvested share-based compensatiocost is expected to be recognized over a weighted-average period			5 years 10 months 24 days
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award Contractual Period			9 years 6 months
Stock Incentive Plan
Number of shares authorized under plan	500,000	500,000	500,000